Fixed Assets	12 Months Ended
Dec. 31, 2016
Property, Plant and Equipment [Abstract]
Fixed Assets

Fixed assets consist of the following at December 31, 2016 and 2015:

	December 31, 2016	December 31, 2015
Production equipment	$15,182	$1,938,532
Building	-	446,772
Leasehold improvements	-	3,235
Office equipment	14,594	32,769
	29,776	2,421,308
Less accumulated depreciation	(28,303)	(2,416,888)
	$1,473	$4,420

Depreciation expense for the above fixed assets for the years ended December 31, 2016 and 2015, respectively, was $2,947 and $4,332.

During the year ended December 31, 2016, the Company abandoned production equipment, building, leasehold improvements, and office equipment with an original cost totaling $1,016,532 that had been located in the production center. Additionally the Company removed the linear accelerator form the production center and has placed the equipment into storage. The $1,375,000 original cost of the linear accelerator was also written off during the year ended December 31, 2016. All of the equipment written off during the year ended December 31, 2016 had been fully depreciated.